COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2023
COMMITMENTS
Schedule of minimum payments for long-term commitments to purchase services, tangible and intangible assets, and to pay licences and royalties

2024	$769.9
2025 to 2028	1,404.8
2029 and thereafter	27.1